ACQUISITION OF HEALTHTAB INC.	12 Months Ended
Dec. 31, 2021
ACQUISITION OF HEALTHTAB INC.

4. ACQUISITION OF HEALTHTAB ™ INC.

On December 28, 2017, the Company completed the acquisition of all the common shares of HealthTab™ Inc. (“HealthTab™”). HealthTab™’s primary asset is intellectual property and certain trademarks and web domains related to the design of the HealthTab™ system, being a lab-accurate, point of care testing platform. Under the share purchase agreement, the consideration paid by the Company is as follows:

●	Cash payment of $100,000 upon signing of the share purchase agreement (paid);
●	Cash payment of $100,000 in six equal monthly instalments after the closing date (paid);
●	Issue 880,000 common shares no later than 125 days after the closing date (issued);
●	Issue 880,000 common shares no later than 245 days after the closing date (issued);
●	Issue 906,667 common shares no later than 365 days after the closing date (issued);
●	Issue common shares equal to the higher of $100,000 or 5% of net sales related to HealthTab™ for the year ended December 2018 by January 31, 2019 (issued); and
●	Issue common shares equal to the higher of $100,000 or 5% of net sales related to HealthTab™ for the year ended December 2019 by January 31, 2020 (issued)

This acquisition was accounted for as an acquisition of assets and liabilities as HealthTab™ did not meet the definition of a business under IFRS 3, Business Combinations.